Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets and liabilities [abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities	Accounting classification and fair value hierarchy

					2025				2024
	Hierarchy of fair value measurement	Fair value[a]	Amortised cost	Not categorised as a financial instrument	Total	Fair value[a]	Amortised cost	Not categorised as a financial instrument	Total
		$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Other financial assets	1,3[b]	161	53	–	214	169	50	–	219
Cash and cash equivalents	1	334	795	–	1,129	415	593	–	1,008
Derivative financial instruments	2	120	–	–	120	4	–	–	4
Deferred compensation plan investments	1	316	–	–	316	286	–	–	286
Trade and other receivables	–	–	761	91	852	–	697	123	820
Financial liabilities
Derivative financial instruments	2	(12)	–	–	(12)	(78)	–	–	(78)
Deferred compensation plan liabilities	1	(316)	–	–	(316)	(286)	–	–	(286)
Loans and other borrowings	–	–	(4,201)	–	(4,201)	–	(3,274)	–	(3,274)
Trade and other payables	3	(79)	(609)	(57)	(745)	(73)	(594)	(61)	(728)
a.With the exception of equity securities of $88m (2024: $89m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition. For derivative financial instruments, these are measured at fair value through profit or loss prior to the application of hedge accounting.
b.Of those measured at fair value, $36m (2024: $43m) are Level 1 and $125m (2024: $126m) are Level 3.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities	Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

			2025		2024
	Hierarchy of fair value measurement	Carrying value	Fair value	Carrying value	Fair value
		$m	$m	$m	$m
£300m 3.750% bonds 2025	1	–	–	381	373
£350m 2.125% bonds 2026	1	475	465	441	418
€500m 2.125% bonds 2027	1	594	584	526	513
£400m 3.375% bonds 2028	1	539	523	502	471
€600m 4.375% bonds 2029	1	705	734	623	658
€850m 3.375% bonds 2030	1	1,000	996	–	–
€750m 3.625% bonds 2031	1	885	884	784	786

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3	Level 3 reconciliation

	Other financial assets	Contingent purchase consideration
	$m	$m
At 1 January 2024	110	(69)
Additions	20	–
Unrealised changes in fair value	–	(4)
Exchange and other adjustments	(4)	–
At 31 December 2024	126	(73)
Unrealised changes in fair value	(1)	(6)
At 31 December 2025	125	(79)
c.